Commitments & Contingencies (Details Textual) - 12 months ended Mar. 31, 2020	USD ($)	CNY (¥)
Commitments and Contingencies (Textual)
Capital commitments, description	The Company entered into a contract with a general contractor for $1,174,338 (RMB 8,000,000) to perform improvements to an event and meeting space at a new building in the Yuehuangshan South Fund Village Area of Hangzhou. As of March 31, 2019, the Company had prepaid $1,043,102 (RMB 7,000,000) and under the terms of the contract, is required to pay an additional $671,075 (RMB 1,000,000). The prepayments have been expensed to the Company's result of operations and have been classified as promotional expense during the year ended March 31, 2019.
Leasehold improvements, gross | $	$ 1,174,338
Leasehold improvements [Member]
Commitments and Contingencies (Textual)
Leasehold improvements, gross | $	1,043,102
Leasehold Improvements Additional [Member]
Commitments and Contingencies (Textual)
Leasehold improvements, gross | $	$ 671,075
RMB [Member]
Commitments and Contingencies (Textual)
Leasehold improvements, gross | ¥		¥ 8,000,000
RMB [Member] | Leasehold improvements [Member]
Commitments and Contingencies (Textual)
Leasehold improvements, gross | ¥		7,000,000
RMB [Member] | Leasehold Improvements Additional [Member]
Commitments and Contingencies (Textual)
Leasehold improvements, gross | ¥		¥ 1,000,000